Description of Business, Basis of Presentation and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Description of Business, Basis of Presentation and Significant Accounting Policies
Note 1 —Description of Business, Basis of Presentation and Significant Accounting Policies
Description of Business
Astra Space, Inc. (including its subsidiaries, “Astra” or the “Company”) designs, tests, manufactures and operates the next generation of Launch Services and Space Products and services that it expects to enable a new generation of global communications, earth observations, precision weather monitoring, navigation, and surveillance capabilities. The Company’s mission is to Improve Life on Earth from Space
®
through greater connectivity and more regular observations and to enable a wave of innovation in Low Earth Orbit (“LEO”) by expanding its space platform offerings. Currently, the Company’s business consists of two segments, a mobile orbital launch system (“Launch Services”) and a space products business that produces the Astra Spacecraft Engine
®
products (“Space Products”).
The Company’s Class A common stock is listed on the Nasdaq Capital Market under the symbol “ASTR”.
Basis of Presentation and Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of the Company and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for financial reporting. The condensed consolidated financial statements included herein are unaudited, and reflect all adjustments which are, in the opinion of management, of a normal recurring nature and necessary for a fair statement of the results for the periods presented. The consolidated balance sheet data as of December 31, 2023 were derived from Astra’s audited consolidated financial statements included in its Annual Report on Form
10-K
for the year ended December 31, 2023, as filed with the Securities and Exchange Commission (the “SEC”) on April 18, 2024 (the “2023 Annual Report”). All intercompany transactions and balances have been eliminated in consolidation. The operating results for the three months ended March 31, 2024 are not necessarily indicative of the results that may be expected for the year ending December 31, 2024, or for any other future period.
Reclassification
Certain prior period amounts have been reclassified to conform to the current period presentation. The impact of these reclassifications was not material to the condensed financial statements for the periods presented.
Merger Agreement
On March 7, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Apogee Parent Inc. (“Parent”) and Apogee Merger Sub Inc. (“Merger Sub”) pursuant to which Merger Sub will merge with and into the Company, with the Company as the surviving corporation. The Merger Agreement was approved by stockholders holding the requisite voting power on March 7, 2024 and is expected to close during the second quarter of 2024. Once completed, the Company will no longer be a public company and is expected to delist from Nasdaq.
Reverse Stock Split
On September 12, 2023, the Company effectuated a
1-for-15
reverse stock split of the shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”) and a
1-for-15
reverse stock

split of the shares of the Company’s Class B common stock, par value $0.0001 per share (the “Class B Common Stock”) (the “Reverse Stock Split”). The par value of the Company’s common stock and the number of authorized shares of the common stock were not affected by the Reverse Stock Split. The Class A Common Stock began trading on a Reverse Stock Split-adjusted basis on the Nasdaq Capital Market at the opening of trading on September 14, 2023.
Unless otherwise noted, share numbers and per share amounts in this Quarterly Report on Form
10-Q
reflect the Reverse Stock Split.
Impact of the Reverse Stock Split
The impacts of the Reverse Stock Split were applied retroactively for all periods presented in accordance with applicable guidance. Therefore, prior period amounts are different than those previously reported. Certain amounts within the following tables may not foot due to rounding.
The following table illustrates changes in equity, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	March 31, 2023
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Class A common stock	215,286,444	(200,934,014)	14,352,430
Class B common stock	55,539,188	(51,836,575)	3,702,613
The following table illustrates changes in loss per share and weighted average shares outstanding, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	Three Months Ended March 31, 2023
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Class A common stock:
Weighted average shares outstanding—basic and diluted	214,706,779	(200,392,994)	14,313,785
Loss per share—basic and diluted	$(0.17)	$(2.32)	$(2.49)
Class B common stock:
Weighted average shares outstanding—basic and diluted	55,539,188	(51,836,575)	3,702,613
Loss per share—basic and diluted	$(0.17)	$(2.32)	$(2.49)
The following outstanding stock options and restricted stock units exercisable or issuable into shares of Class A common stock were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	March 31, 2023
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Stock options	15,939,378	(14,876,753)	1,062,625
Restricted stock units	14,533,186	(13,564,307)	968,879
Warrants	25,000	(23,333)	1,667

Total antidilutive shares excluded from loss per share—diluted	30,497,564	(28,464,393)	2,033,171

Restricted stock awards were adjusted retroactively to give effect to the Reverse Stock Split for the three months ended March 31, 2023

	As Previously Reported		Impact of Reverse Stock Split		As Adjusted
	No. of RSUs	Weighted- Average Exercise Price	No. of RSUs	Weighted- Average Exercise Price	No. of RSUs	Weighted- Average Exercise Price
Outstanding—December 31, 2022	16,121,844	$3.35	(15,047,054)	$46.90	1,074,790	$50.25
Granted	990,959	0.52	(924,895)	7.28	66,064	7.80
Vested	(627,185)	6.51	585,372	91.14	(41,813)	97.65
Forfeited	(1,944,250)	3.71	1,814,633	51.94	(129,617)	55.65

Outstanding—March 31, 2023	14,541,368	$2.97	(13,571,944)	$41.58	969,424	$44.55

Stock options were adjusted retroactively to give effect to the Reverse Stock Split for the three months ended March 31, 2023:

	As Previously Reported		Impact of Reverse Stock Split		As Adjusted
	No. of Options	Weighted- Average Exercise Price	No. of Options	Weighted- Average Exercise Price	No. of Options	Weighted- Average Exercise Price
Outstanding—December 31, 2022	16,248,601	$7.11	(15,165,360)	$99.54	1,083,241	$106.65
Granted	10,535,783	0.55	(9,833,397)	7.70	702,386	8.25
Exercised	(180,923)	0.46	168,861	6.44	(12,062)	6.90
Forfeited	(878,620)	0.65	820,045	9.10	(58,575)	9.75
Expired	(23,330)	1.65	21,774	23.10	(1,556)	24.75

Outstanding—March 31, 2023	25,701,511	$4.69	(23,988,077)	$65.66	1,713,434	$70.35

Liquidity
The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these unaudited condensed consolidated financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.
Pursuant to the requirements of ASC Topic
205-40,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern
, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these unaudited condensed consolidated financial statements are issued. This evaluation does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented or are not within the control of the Company as of the date the unaudited condensed consolidated financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the unaudited condensed consolidated financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued.
The Company evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern over the next twelve months through May 2025.

Since inception, the Company has incurred significant operating losses and has an accumulated deficit of approximately $2.0 billion. As of March 31, 2024, the Company’s existing sources of liquidity included cash and cash equivalents of $6.6 million (including $3.5 million of funds that the Company may only use for specified purposes pursuant to the Merger Agreement) and restricted cash of $0.5 million. The restricted cash is related to a letter of credit issued to secure our performance obligations under a customer contract and is not accessible until we have begun delivery of flight sets for this customer’s program which is expected to be in November 2024 pursuant to the contract schedule. The Company believes that its current level of cash and cash equivalents are not sufficient to fund commercial scale production and sale of its services and products.
To proceed with the Company’s business plan and continue the Company’s business operations, the Company will need to raise substantial additional funds through the issuance of additional debt, equity or both. Under the terms of the Merger Agreement, the Company is restricted from incurring new debt or issuing equity except through the offer and sale of the convertible notes due November 15, 2025 (the “Convertible Notes”) and warrants to purchase shares of Class A Common Stock at an exercise price of $0.808 per share, in each case under the terms of the Subsequent Financing Agreement (as defined in Note 6). The term “Company Warrants” means and includes all warrants issued under the Subsequent Financing Agreement, together with warrants to purchase

1.5

million shares of Class A Common Stock issued on August 4, 2023. See Note 6 — Convertible Notes and Company Warrants. The Merger Agreement further prohibits the Company from issuing Convertible Notes or Company Warrants to any person prior to the consummation of the Merger unless (i) such person becomes a noteholder under the Noteholder Conversion Agreement, respectively, by executing a joinder agreement substantially in the form attached to such agreement and delivering the same to each of Merger Sub and Parent and (ii) holders of a majority in interest of the Convertible Notes or Warrants, as applicable, then outstanding consent to such issuance and joinder, all of which may affect the Company’s ability to raise additional funds from the sale of its Convertible Notes and Company Warrants on the timing needed. If the Company is unable to obtain sufficient financial resources, its business, financial condition and results of operations will be materially and adversely affected. The Company may be required to delay, limit, reduce or terminate its product development activities or future commercialization efforts or cease business operations, including through a petition for voluntary relief under Chapter 7 of the United States Bankruptcy Code (a “Chapter 7 Liquidation”).
There can be no assurance that the Company will be able to obtain the needed financing on acceptable terms or on terms that would be permissible under the restrictions imposed by the Merger Agreement.
As a result of these uncertainties, and notwithstanding management’s plans and efforts to date, there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year from the date of issuance of these unaudited condensed consolidated financial statements. If the Company is unable to raise substantial additional capital in the near term and as necessary to continue the Company’s operations prior to the closing of the Merger, the Company’s operations and production plans may be further scaled back or curtailed or cease entirely, and the Company may be required to furlough employees to manage its short term cash needs. Further, the Company may be required to file a Chapter 7 Liquidation and in such case, may not realize any significant value from its assets in connection with a liquidation.
The Company has, however, prepared these unaudited condensed consolidated financial statements on a going concern basis, assuming that the Company’s financial resources will be sufficient to meet its capital needs over the next twelve months. Accordingly, the Company’s financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should it be unable to continue in operation for the next twelve months.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalent balances in bank accounts with multiple banking partners. All cash accounts are located in the United States (“U.S.”) and insured by the FDIC up to $250,000. The Company’s accounts receivables represent unconditional rights to consideration. The Company mitigates collection risks from its customers by performing regular credit evaluations of the Company’s customers’ financial conditions. The Company believes there is no exposure to any significant credit risks related to its cash and cash equivalents or accounts receivable and has not experienced any losses in such accounts.
The following customer’s outstanding accounts receivable accounted for greater than 10% of the Company’s trade accounts receivable as of the date reflected:

	March 31, 2024	December 31, 2023
Customer 1	88.9%	92.4%
For the three months ended March 31, 2024 and 2023, one customer accounted for greater than 10% of the Company’s total revenues:

	Three Months Ended March 31,
	2024	2023
Customer 2	100.0%	—
Use of Estimates and Judgments
The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the unaudited condensed consolidated financial statements and accompanying notes. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ significantly from those estimates. Significant items subject to such estimates and assumptions include the valuation of our Convertible Notes and Company Warrants and long-lived assets, inventory valuation and reserves, stock-based compensation, useful lives of intangible assets and property, plant and equipment, deferred tax assets, income tax uncertainties and other contingencies.
Significant Accounting Policies
There have been no changes to the Company’s significant accounting policies described in the Company’s 2023 Annual Report that have had a material impact on its unaudited condensed consolidated financial statements and related notes.
Recently Adopted Accounting Standards
There have been no new accounting standards applicable to the Company that have been adopted during the three months ended March 31, 2024.
Recently Issued Accounting Standards Not Yet Adopted
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2023-09
(ASC Topic 740), Improvements to Income Tax Disclosures (“ASU
2023-09”).
This ASU requires disaggregated income tax disclosures on the rate reconciliation and income taxes paid. ASU
2023-09
is effective for fiscal years beginning after December 15, 2024 for publicly traded companies and December 15, 2025 for private companies. Early adoption is permitted for annual financial statements not yet issued or made available for issuance. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and disclosures.

In November 2023, FASB issued
ASU 2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU
2023-07”).
ASU
2023-07
updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. ASU
2023-07
is effective for public companies for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 on a retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and disclosures.
In March 2024, the SEC adopted new rules that will require registrants to provide certain climate-related information in their registration statements and annual reports. The rules require information about a registrant’s climate-related risks that are reasonably likely to have a material impact on its business, results of operations, or financial condition. The required information about climate-related risks will also include disclosure of a registrant’s greenhouse gas emissions. In addition, the rules will require registrants to present certain climate-related financial metrics in their audited financial statements. The Company is currently evaluating the rules and the impact on its future consolidated statements. The Company also notes that on April 4, 2024, the SEC voluntarily stayed implementation of its recently adopted climate disclosure rules pending the outcome of certain legal challenges to the rules.

Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies
Astra Space, Inc. (the “Company” or “Astra”) designs, tests, manufactures and operates the next generation of Launch Services and Space Products and services that it expects to enable a new generation of global communications, earth observations, precision weather monitoring, navigation, and surveillance capabilities. The Company’s mission is to Improve Life on Earth from Space
®
through greater connectivity and more regular observations and to enable a wave of innovation in Low Earth Orbit (“LEO”) by expanding its space platform offerings. Currently, the Company’s business consists of two segments, a mobile orbital launch system (“Launch Services”) and a space products business that produces the Astra Spacecraft Engine
®
products (“Space Products”).
Basis of Presentation and Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for financial reporting. All significant intercompany balances and transactions have been eliminated in consolidation.
Reclassification
Certain prior period amounts have been reclassified to conform to the current period presentation. The impact of these reclassifications was not material to the consolidated financial statements for the periods presented.
Merger Agreement
On March 7, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Apogee Parent Inc. (“Parent”) and Apogee Merger Sub Inc. (“Merger Sub”) pursuant to which Merger Sub will merger with and into the Company, with the Company as the surviving corporation. The Merger Agreement was approved by stockholders holding the requisite voting power on March 7, 2024 and is expected to close during the second quarter of 2024. Once completed, the Company will no longer be a public company and is expected to delist from Nasdaq. See
Note 15 — Subsequent Events
for more information.
Reverse Stock Split
On July 6, 2023, the board of directors of the Company (the “Board”) approved an amendment to the Company’s Second Amended and Restated Certificate of Incorporation to effect (a) a
1-for-15
reverse stock split of the shares of the Company’s Class A Common Stock (the “Class A Common Stock”), par value $0.0001 per share, and (b) a
1-for-15
reverse stock split of the shares of the Company’s Class B Common Stock (the “Class B Common Stock” and together with the Class A Common Stock, the “Common Stock”), par value $0.0001 per share (collectively, the “Reverse Stock Split”). The stockholders of the Company, at the 2023 annual meeting held on June 8, 2023 (the “Annual Meeting”), had previously approved the Reverse Stock Split at a ratio in the range of
1-for-5
to
1-for-15
,
with the final decision of whether to proceed with the reverse stock split and the exact ratio and timing of the reverse stock split to be determined by the Board, in its discretion, no later than June 8, 2024.
On September 12, 2023, the Company amended its existing Second Amended and Restated Certificate of Incorporation (the “Prior Certificate”), to implement the Reverse Stock Split by filing the Certificate of
Amendment to Second Amended and Restated Certificate of Incorporation (the “Amendment”) with the Secretary of State of the State of Delaware. The Amendment became effective at 4:01 PM Eastern Time on September 13, 2023 (the “Effective Time”), thereby giving effect to the Reverse Stock Split. The Prior Certificate was further amended, as of the Effective Time, to clarify that the Company will round up to the nearest whole shares for treatment of any fractional shares of Common Stock in connection with the Reverse Stock Split. The par value of the Company’s Common Stock and the number of authorized shares of the Common Stock were not affected by the Reverse Stock Split. The Class A Common Stock began trading on a Reverse Stock Split-adjusted basis on the Nasdaq Capital Market at the opening of trading on September 14, 2023. The trading symbol for the Class A Common Stock remained “ASTR”. The Class A Common Stock was assigned a new CUSIP number (04634X202) following the Reverse Stock Split.
Unless otherwise noted, share numbers and per share amounts in these consolidated audited financial statements reflect the Reverse Stock Split.
Impact of the Reverse Stock Split
The impacts of the Reverse Stock Split were applied retroactively for all periods presented in accordance with applicable guidance. Therefore, prior period amounts are different than those previously reported. Certain amounts within the following tables may not foot due to rounding.

	December 31, 2022			December 31, 2021
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Class A common stock	213,697,468	(199,450,970)	14,246,498	207,451,107	(193,621,033)	13,830,074
Class B common stock	55,539,188	(51,836,575)	3,702,613	55,539,189	(51,836,576)	3,702,613

The following table illustrates changes in loss per share and weighted average shares outstanding, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	Year Ended December 31, 2022
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Class A common stock:
Weighted average shares outstanding - basic and diluted	210,177,911	(196,166,050)	14,011,861
Loss per share - basic and diluted	$(1.55)	$(21.68)	$(23.23)
Class B common stock:
Weighted average shares outstanding - basic and diluted	55,539,188	(51,836,575)	3,702,613
Loss per share - basic and diluted	$(1.55)	$(21.68)	$(23.23)
The following outstanding stock options and restricted stock units exercisable or issuable into shares of Class A Common Stock were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	December 31, 2022
	As Previously Reported	Impact of Reverse Stock Split	As Adjusted
Stock options	6,486,468	(6,054,037)	432,431
Restricted stock units	16,121,844	(15,047,054)	1,074,790

Total antidilutive shares excluded from loss per share - diluted	22,608,312	(21,101,091)	1,507,221

Restricted stock awards were adjusted retroactively to give effect to the Reverse Stock Split for the year ended December 31, 2022:

	As Previously Reported		Impact of Reverse Stock Split		As Adjusted
	No. of Options	Weighted- Average Exercise Price	No. of RSUs	Weighted- Average Exercise Price	No. of RSUs	Weighted- Average Exercise Price
Outstanding - December 31, 2021	10,678,818	$9.20	(9,966,896)	$128.80	711,922	$138.00
Granted	17,337,752	2.12	(16,181,901)	29.68	1,155,851	31.80
Vested	(4,640,946)	8.24	4,331,549	115.36	(309,397)	123.60
Forfeited	(7,253,780)	5.82	6,770,194	81.48	(483,586)	87.30

Outstanding - December 31, 2022	16,121,844	$3.35	(15,047,054)	$46.90	1,074,790	$50.25

Stock options were adjusted retroactively to give effect to the Reverse Stock Split for the year ended December 31, 2022:

	As Previously Reported		Impact of Reverse Stock Split		As Adjusted
	No. of Options	Weighted- Average Exercise Price	No. of Options	Weighted- Average Exercise Price	No. of Options	Weighted- Average Exercise Price
Outstanding - December 31, 2021	20,326,384	$7.52	(18,971,291)	$105.28	1,355,093	$112.80
Granted	1,992,027	3.22	(1,859,225)	45.08	132,802	48.30
Exercised	(786,703)	0.45	734,256	6.30	(52,447)	6.75
Forfeited	(4,536,520)	8.19	4,234,085	114.66	(302,435)	122.85
Expired	(746,587)	8.02	696,815	112.28	(49,772)	120.30

Outstanding - December 31, 2022	16,248,601	$7.11	(15,165,360)	$99.54	1,083,241	$106.65

Liquidity
The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these consolidated financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.
Pursuant to the requirements of ASC Topic
205-40,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern
, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these consolidated financial statements are issued. This evaluation does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented or are not within control of the Company as of the date the consolidated financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the consolidated financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The Company evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern for one year from the date these audited consolidated financial statements are issued. Since inception, the Company has incurred significant operating losses and has an accumulated deficit of approximately $
2.0

billion
. As of December 31, 2023, the Company’s

existing sources of liquidity included cash and cash equivalents of $3.9 million. The Company believes that its current level of cash and cash equivalents is not sufficient to fund commercial scale production and sale of its services and products. Since December 31, 2023, the Company has raised gross proceeds of approximately $13.9 million through the sale of Convertible Notes and the sale of Common Stock Purchase Warrants (the “Company Warrants”), exercisable into 5,627,290 shares of the Company’s Class A Common Stock. See
Note 15 — Subsequent Events
for more information about the sale and issuance of the Convertible Notes and Company Warrants after December 31, 2023.
To proceed with the Company’s business plan and continue the Company’s business operations, the Company will need to raise substantial additional funds through the issuance of additional debt, equity or both. Under the terms of the Merger Agreement, the Company is restricted from incurring new debt or issuing equity except through the offer and sale of the Convertible Notes and Company Warrants. See
Note 7 — Long-Term Debt and Warrants
for information about the terms of the Convertible Notes and Company Warrants. The Merger Agreement further prohibits the Company from issuing Convertible Notes or Company Warrants to any person prior to the consummation of the Merger unless (i) such person becomes a noteholder under the Noteholder Conversion Agreement (as described in
Note 15 — Subsequent Events
or a holder under the Warrant Exchange Agreement as described in
Note 15
— Subsequent Events
, respectively, by executing a joinder agreement substantially in the form attached to such agreement and delivering the same to each of Merger Sub and Parent and (ii) holders of a majority in interest of the Convertible Notes or Warrants, as applicable, then outstanding consent to such issuance and joinder, all of which may affect the Company’s ability to raise additional funds from the sale of its Convertible Notes and Company Warrants on the timing needed. If the Company is unable to obtain sufficient financial resources, its business, financial condition and results of operations will be materially and adversely affected. The Company may be required to delay, limit, reduce or terminate its product development activities or future commercialization efforts or cease business operations, including through a petition for voluntary relief under Chapter 7 of the United States Bankruptcy Code (a “Chapter 7
Liquidation
”).
In an effort to alleviate these conditions, the Company continues to seek and evaluate additional opportunities to raise additional capital through the issuance of equity or debt securities.
There can be no assurance that the Company will be able to obtain the needed financing on acceptable terms or at all. Further, the Merger Agreement prohibits the Company from issuing Convertible Notes or Company Warrants to any person prior to the consummation of the Merger unless (i) such person becomes a noteholder under the Noteholder Conversion Agreement or a holder under the Warrant Exchange Agreement, respectively, by executing a joinder agreement substantially in the form attached to such agreement and delivering the same to each of Merger Sub and Parent and (ii) holders of a majority in interest of the Convertible Notes or Warrants, as applicable, then outstanding consent to such issuance and joinder, all of which may affect the Company’s ability to raise additional funds from the sale of its Convertible Notes and Company Warrants.
As a result of these uncertainties, and notwithstanding management’s plans and efforts to date, there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year from the date of issuance of these consolidated financial statements. If the Company is unable to raise substantial additional capital in the near term and as necessary to continue the Company’s business operations prior to a closing of the Merger, the Company’s operations and production plans will be further scaled back or curtailed or cease entirely and the Company may not realize any significant value from its assets and may be required to file a Chapter 7 Liquidation.
The Company has, however, prepared these consolidated financial statements on a going concern basis, assuming that the Company’s financial resources will be sufficient to meet its capital needs over the next twelve months. Accordingly, the Company’s financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should it be unable to continue in operation in the next twelve months.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents, and accounts receivable. The Company maintains cash and cash equivalent balances in bank accounts with multiple banking partners. All cash accounts are located in the United States (“U.S.”) and insured by the FDIC up to $250,000. The Company’s accounts receivable are derived from revenue earned from customers or invoices billed to customer that are unconditional right to payment. Our customers are located within the U.S. The Company mitigates collection risks from its customers by performing regular credit evaluations of the financial condition of its customers. The Company believes there is no material exposure to any significant credit risks related to its cash and cash equivalents or accounts receivable and has not experienced any material losses in such accounts.
The following customers accounted for greater than 10% of the Company’s trade accounts receivable as of the date reflected:

	December 31, 2023	December 31, 2022
Customer 1	92.4%	—
Customer 2	—	53.3%
Customer 3	—	21.7%
Customer 4	—	20.8%
For the years ended December 31, 2023 and 2022, the following customers accounted for greater than 10% of the Company’s total revenues:

	Year Ended December 31,
	2023	2022
Customer 5	50.4%	—
Customer 6	49.6%	—
Customer 7	—	59.2%
Customer 8	—	37.0%
Use of Estimates and Judgments
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and accompanying notes. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ significantly from those estimates. Significant items subject to such estimates and assumptions include the valuations of reporting units and long-lived assets, inventory valuation and reserves, stock-based compensatio
n, fair value
of convertible notes, fair value of warrant liabilities, useful lives of intangible assets and property, plant and equipment, deferred tax assets, income tax uncertainties, contingent consideration, and other contingencies.
Segment Reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company has two operating and reportable segments: Launch Services and Space Products. The segment reporting for prior periods were recast to conform to the current period presentation. See
Note 13 – Segment Information
for more information.

Cash and Cash Equivalents
The Company considers all highly liquid investment securities with original maturities of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents consists of freely available cash deposited with banks and invested in money market accounts. The Company determines the appropriate classification of our cash and cash equivalents at the time of purchase. The Company does not include any amounts subject to restrictions as part of cash equivalents.
Restricted Cash
Restricted cash consists of cash that is being held in a segregated account as collateral for the Company’s payment and performance obligations under Convertible Notes and may only be disbursed with the consent of holders of a majority-in-interest
of the Convertible Notes. See
Note 7 — Long Term Debt and Warrants
for more information about the Company’s obligations under the Convertible Notes
Marketable Securities
Marketable securities may consist of U.S. Treasury securities, corporate debt securities, commercial paper, and asset backed securities. The Company classifies marketable securities as available-for-sale
at the time of purchase and reevaluates such classification as of each balance sheet date. Interest receivable on these securities is presented in other current assets on the consolidated balance sheets. All marketable securities are recorded at their estimated fair values. When the fair value of a marketable security declines below its amortized cost basis, the carrying value of the security will be reduced to its fair value if it is more likely than not that management is required to sell the impaired security before recovery of its amortized basis, or management has the intention to sell the security. If neither of these conditions are met, the Company determines whether any portion of the decline is due to credit losses. Any portion of that decline attributable to credit losses, to the extent expected to be nonrecoverable before the sale of the security, is recognized in the consolidated statements of operations. When the fair value of the security declines below its amortized cost basis due to changes in interest rates, such amounts are recorded in accumulated other comprehensive income (loss) and are recognized in the consolidated statements of operations only if the Company sells or intends to sell the security before recovery of its cost basis. Realized gains and losses are determined based on the specific identification method and are reported in other income (expense), net in the consolidated statements of operations. There were no marketable securities or money market investments as of December 31, 2023.
Trade Accounts Receivable
Trade accounts receivable are recognized at the invoiced amount that represents an unconditional right to consideration under the contract with customers, less an allowance for any potential expected uncollectible amounts, and do not bear interest. The allowance for doubtful accounts is determined by estimating the expected credit losses based on historical experience, current economic conditions and certain forward-looking information, among other factors. Uncollectible accounts are written off when deemed uncollectible. The Company had no reserve for expected credit losses as of December 31, 2023 and 2022. No accounts were written off during the years ended December 31, 2023 and 2022.
Inventories
Inventories consist of materials expected to be used for customer-specific contracts, or for future contracts. Costs include direct material, direct labor, shipping costs, applicable manufacturing and engineering overhead, and other direct costs. Inventories are stated at the lower of cost or net realizable value determined by the first-in,
first-out
method. The Company assesses inventories quarterly for events or changes in circumstances indicating that the utility of our inventories have diminished through damage, deterioration, obsolescence, changes in price or other causes and the Company records write-downs of inventories to research and development expense in the period for which they occur. A net realizable value write down is recorded when actual costs exceed the estimated selling price less estimated selling costs.

Property, Plant and Equipment
Property, plant and equipment is measured at cost less any impairment losses and represents those assets with estimated useful lives exceeding one year. Repairs and maintenance are expensed as incurred. Costs for research and development equipment include amounts related to design, construction, launch and commissioning. Costs for production equipment include amounts related to construction and testing. Interest expense is capitalized on certain qualifying assets that take a substantial period of time to prepare for their intended use. Capitalized interest was not material for the years ended December 31, 2023 and 2022.
When the costs of certain components of an item of property, plant and equipment are significant in relation to the total cost of the item and the components have different useful lives, they are accounted for and depreciated separately.
Depreciation expense is recognized as an expense on a straight-line basis over the estimated useful life of the related asset to its residual value.
The estimated useful lives are as follows:

Asset class	Estimated useful life
Leasehold improvements	Lesser of lease term or useful life
Research and development equipment	5 years
Production equipment	10 years
Furniture and fixtures	5 years
Computer and software	3 years
Goodwill
Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is not amortized but is reviewed annually as of October 1 of each year (or more frequently if impairment indicators arise) for impairment. To review for impairment, the Company first assesses qualitative factors to determine whether events or circumstances lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Our qualitative assessment of the recoverability of goodwill, whether performed annually or based on specific events or circumstances, considers various macroeconomic, industry-specific and company-specific factors. Those factors include: (i) severe adverse industry or economic trends; (ii) significant company-specific actions; (iii) current, historical or projected deterioration of our financial performance; or (iv) a sustained decrease in our market capitalization below our net book value. After assessing the totality of events and circumstances, if determined that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, no further assessment is performed. If the Company determines that it is more like
ly than not that the fair value of a reporting units is less than its carrying amount, the Company will calculate the fair value of that reporting unit and compare the fair value to the reporting unit’s net book value. If the fair value of the reporting unit is greater than its net book value, there is no impairment. Otherwise, a goodwill impairment charge will be recorded for the amount by which the carrying value of the reporting unit exceeds its fair value up to the amount of the goodwill. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions. Goodwill was fully impaired in the fiscal year 2022. See further discussion in
Note 4 – Goodwill and Intangible Assets.
Long-lived and Intangible Assets
Purchased finite-lived intangible assets are carried at cost less accumulated amortization. Amortization is recognized over the useful life on a straight-line method. Purchased indefinite-lived intangible assets are capitalized at fair value and assessed for impairment thereafter. Long-lived assets are reviewed for impairment whenever factors or changes in circumstances indicate that the carrying amounts of long-lived assets, including purchased intangible assets and property, plant and equipment, may not be recoverable. Factors the Company considers important which could trigger an impairment review include (i) significant under-performance relative to historical or projected future operating results, (ii) significant changes in the manner of our use of the acquired assets or the strategy for our overall business, and (iii) significant negative industry or economic trends. Long-lived asset recoverability is measured by comparing the carrying amount of the asset group with its estimated future undiscounted pre-tax cash flows over the remaining life of the primary long-lived asset of the asset group. Assumptions and estimates about future values and remaining useful lives are complex and often subjective. They can be affected by a variety of factors including external factors, industry and economic trends, and internal factors, such as changes in our business strategy and our internal forecasts. If the carrying amount exceeds the estimated future undiscounted cash flows as part of the recoverability assessment, an impairment charge is recognized equal to the difference between the carrying amount and fair value of the asset group. The impairment charge is allocated to the underlying long-lived assets in the asset group on a relative carrying amount basis; however, carrying amount after allocated impairment is subject to a floor of fair value on an individual asset basis. The Company recognized no impairments of long-lived assets in the fiscal year 2023. See further discussion in
Note 3 – Supplemental Financial Information
for information regarding impairments recognized by the Company in fiscal year 2022.
Leases
The Company determines whether a contract is or contains a lease at contract inception by evaluating whether substitution rights exist and whether the Company obtains substantially all of the benefits and directs the use of the identified asset. When the Company determined a lease exists, the Company records a right-of-use
asset (“ROU asset”) and corresponding lease liability in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are recognized at the commencement date of the lease at the value of the lease liability, adjusted for any prepayments, lease incentives received, and initial direct costs incurred. Lease liabilities are recognized at the commencement date of the lease based on the present value of remaining lease payments over the lease term. As the discount rate implicit in the lease is not readily determinable in most leases, the Company uses its incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.
The Company does not record lease contracts with a lease term of 12 months or less on its consolidated balance sheets. Fixed lease costs associated with these short-term contracts are expensed on a straight-line basis over the lease term.
The Company does not record lease contracts acquired in a business combination with a remaining lease term of 12 months or less on its consolidated balance sheets. Fixed lease costs associated with these short-term contracts are expensed on a straight-line basis over the lease term.
The Company recognizes lease expense for operating leases on a straight-line basis over the lease term.
The Company has lease agreements with
non-lease
components that relate to the lease components. The Company accounts for each lease component and any non-lease
components associated with that lease component as a single lease component for all underlying asset classes. Accordingly, all costs associated with a contract that is or contains a lease are accounted for as lease costs.
Some leasing arrangements require variable payments that are dependent on usage, output, or may vary for other reasons, such as insurance and tax payments. These variable lease costs are recognized as incurred over the lease term.

The Company does not include significant restrictions or covenants in lease agreements, and residual value guarantees are generally not included within the Company’s leases. See
Note 6 — Leases.
Fair Value Measurements
According to ASC Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”), fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three tiers, which prioritize the inputs used in measuring fair value as follows:

Level 1 —	Observable inputs, such as quoted prices in active markets for identical assets or liabilities;

Level 2 —	Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3 —	Unobservable inputs in which there is lit tle or n o market data, which require the reporting entity to develop its own assumptions.
Entities are permitted to choose to measure certain financial instruments and other items at fair value.
Warrants to Purchase Class A Common Stock
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance.
For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and at each reporting period thereafter. The valuation of such instruments is subject to change predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. Changes in the estimated fair value of the warrants are recognized as a non-cash
gain or loss on the consolidated statements of operations. As of December 31, 2023, the Company had 7,696,627 Company Warrants issued and outstanding, and warrants to purchase 1,500,000 shares of the Company’s Class A Common Stock (the “Original Warrants”) sold and issued in connection with the Securities Purchase Agreement entered on August 4, 2023 (the “Original Financing Agreement”). The Company determined the Company Warrants and Original Warrants are liability classified and has recognized $18.5 million aggregate fair value of the Company Warrants and Original Warrants as of December 31, 2023 and recorded a $6.5 million loss related to the change in fair value of the Company Warrants and Original Warrants during the year ended December 31, 2023.
The Company also has issued an immaterial numbe
r of war
rants to purchase shares of the Company’s Class A Common Stock as compensation for services provided to Shareintel-Shareholder Intelligence Services, LLC (the “Shareintel Warrants” and together with the Company Warrants and the Original Warrants, the “outstanding warrants”). See
Note 7 — Long-Term Debt and Warrants
for additional information.

Fair Value Option of Accounting
When financial instruments contain various embedded derivatives which may require bifurcation and separate accounting of those derivatives apart from the entire host instrument, if eligible, ASC 825,
 Financial Instruments
 allows issuers to elect the fair value option (“FVO”) of accounting for those instruments. The FVO may be elected on an instrument-by-instrument
basis and is irrevocable unless a new election date occurs. The FVO allows the issuer to account for the entire financial instrument at fair value with subsequent remeasurements of that fair value recorded through the statements of operations at each reporting date. A financial instrument is generally eligible for the FVO if, amongst other factors, no part of the convertible, or contingently convertible, instrument is classified in stockholder’s equity and the instrument does not contain a beneficial conversion feature at issuance. In addition, because a contingent beneficial conversion feature, if any, is not separately recognized within stockholders’ equity at the issuance date, a convertible debt instrument with a contingent beneficial conversion feature is therefore eligible for the FVO if all other criteria are met.
Based on the eligibility assessment discussed above, the Company determined that the Convertible Notes were eligible for the FVO and accordingly elected the FVO for the Convertible Notes. This election was made because of operational efficiencies in valuing and reporting for these debt instruments in their entirety at each reporting date.
The Convertible Notes contain a number of embedded derivatives, such as payment-in-kind
settlement of accrued and unpaid interest at each amortization payment date and the option of the holders to receive cash payment for each scheduled amortization payment, elect deferral of the cash payment to the next subsequent amortization date payment, or prior to the next amortization payment date, to elect conversion of any deferred amortization payment to Common Stock, features which would require bifurcation and separate accounting under GAAP, for which the Company elected the FVO for the entire debt instrument. The changes in the fair value of the Convertible Notes are recorded in changes in fair value of debt, included as a component of other income and ex pens
es, net, in the consolidated statements of operations. The valuation of such instruments is subject to change predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. The change in fair value related to the accrued interest components is also included within the single line of change in fair value of debt on the consolidated statements of operations. See
Note 7 — Long-
Term Debt and Warrants
for additional information on the Company’s valuation methodologies and significant assumptions used in determination of fair value of the Convertible Notes.
Debt issuance costs
Debt issuance costs incurred to obtain debt financings are deferred and are amortized over the term of the debt using the effective interest method for all debt financings in which the fair value option has not been elected. Debt issuance costs on debt financings in which the fair value option is not elected are recorded as a reduction to the carrying value of the debt and are amortized to interest expense or interest expense, as applicable, in the consolidated statements of operations.
For any debt financing in which the Company has elected the fair value option, any debt issuance costs associated with the debt financing are immediately recognized in interest expense in the consolidated statements of operations and are not deferred See Note 1
—
Fair Value Option of Accounting and Note 7
— Long-term Debt and Warrants
.
Revenue Recognition
The Company recognizes revenue to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company expects to generate revenue by providing the following services and products:
Launch Services
— To provide rapid, and affordable Launch Services to satellite operators and governments in partnership with third-party spaceport providers. Launch Services includes services tied directly to launch along with complementary services that are not part of the Company’s fixed pricing for which the Company charges a separate fee. Prior to suspending its Launch Services operations in July 2022 to focus on developing Launch System 2, the Company operated its launches from Pacific Spaceport Complex in Kodiak, Alaska and Cape Canaveral Space Force Station in Cape Canaveral, Florida.
Space Products
— To design and provide Space Products based on the customers’ needs for a successful satellite launch and other products that the Company may sell in the future. Currently, the Company offers an in-space
electric propulsion systems: the Astra Spacecraft Engines
®
. Additionally, Astra offers the Astra Spacecraft Propulsion Kit.
As of December 31, 2023, the Company has entered into contracts for Launch Services and Space Products. The Company’s contracts may provide customers with termination for convenience clauses, which may or may not include termination penalties. In some contracts for Launch Services as well as Space Products, the size of the contractual termination penalty increases closer to the scheduled launch date. Some of the Company’s Space Products contracts include license rights that become effective should the Company be unable to perform under the contract and authorizes the customer to make, or have made, the Space Products that are the subject matter of the contract. At each balance sheet date, the Company evaluates each contract’s termination provisions and the impact on the accounting contract term (i.e., the period in which the Company has enforceable rights and obligations). This includes evaluating whether there are termination penalties and, if so, whether they are considered substantive. The Company applies judgment in determining whether the termination penalties are substantive. In July 2022, the Company decided to focus on the development and production of the next version of its launch system — Launch System 2. As a result, the Company discontinued the production of launch vehicles supported by Launch System 1 and did not conduct any further commercial launches in 2022 or 2023. Following this decision in July 2022, the Company began discussions with customers for whom it agreed to launch payloads on launch vehicles supported by Launch System 1 and the shift of those flights to launch vehicles supported by its new Launch System 2. If a customer terminates its contract with the Company due to the shifting of the flights, the customer may not be obligated to pay the termination for convenience penalties. As of December 31, 2023, the Company has not received any termination penalties in Launch Services as a result of the rescheduling of launches. The Company issued one refund of $0.3 million during 2023 for a Launch Services program.
Revenue for Launch Services and Space Products is recognized at a point in time when the Company has performed the promised services or, in the case of products, the later of delivery or customer acceptance, if such acceptance is required. Although the Company’s contracts are anticipated to last anywhere from six months to 3.8 years, depending on the number of Launch Services or units of Space Products ordered, the delivery of services leading up to the launch within the contracts is long-term in nature for Launch Services, generally between 30 to 60 days, and more short-term for Space Products. The timing of revenue recognition may differ from contract billing or payment schedules, resulting in revenues that have been earned but not billed (“contract assets” or “unbilled revenue”) or amounts that have been collected, but not earned (“contract liabilities”). Payment terms can vary by customer and type of revenue contract.
Typical Contractual Arrangements
The Company provides its services based upon a combination of a statement of work (“SOW”) and an executed contract detailing the general terms and conditions. Services are generally provided based on a fixed price per launch service or units of Space Products as identified in the contract.
Performance Obligations and Transaction Price
At contract inception, an assessment of the goods and services promised in the contracts with customers is performed and a performance obligation is identified for each distinct promise to transfer to the customer a good or service (or bundle of goods or services). To identify the performance obligations, the Company considers all the goods or services promised in the contract regardless of whether they are explicitly stated or are implied by customary business practices. A contract for Launch Services generally requires the Company to provide an integrated service for each launch, which includes launch vehicle analysis and design, development and production, payload integration, launch preparation and launch support execution. The intention of the contract is to provide a full-service launch to the customer rather than providing separate deliverables of each of the services outlined above, and these services are interdependent and interrelated. The Company believes that each dedicated launch will represent one single performance obligation. A contract for Space Products generally requires the Company to provide integrated propulsion systems, which includes analysis and design, development and production, other than the Astra Spacecraft Propulsion Kit. The intention of the contract is to provide a fully functional propulsion system to the customer and all the activities are interdependent and interrelated. The Company believes that the delivery of each propulsion system represents a distinct performance obligation. A contract for the Astra Spacecraft Propulsion Kit generally requires the Company to provide the four subsystems of the Astra Spacecraft Engine
®
module disaggregated, including the thruster, power processing unit, feed system, and tank, and the intention of such contract is to provide the four disaggregated subassemblies necessary for the customer to assemble and integrate them into a functional propulsion system. The Company believes that the delivery of each Astra Spacecraft Propulsion Kit represents a distinct performance obligation and is intended to allow the customer flexibility, lower cost and better lead times for their desired satellite project.
The transaction price is defined as the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, which is a fixed price stated in the contract.
When a contract involves multiple launches or units of Space Products, the Company accounts for each launch or unit of Space Products as a separate performance obligation, because the customer can benefit from each launch or unit of Space Products on its own or with other readily available resources and the launch or unit is separately identifiable. The transaction price is allocated to each performance obligation on an estimated relative standalone selling price basis. The Company’s process to estimate standalone selling prices involves management’s judgment and considers multiple factors such as prices charged for similar goods and services and the Company’s ongoing pricing strategy and policies.
Costs to obtain a contract
The Company recognizes an asset for the incremental costs of obtaining a contract with a customer. These costs are ascribed to or allocated to the underlying performance obligations in the contract and amortized consistent with the recognition timing of the revenue for the underlying performance obligations. During the years ended December 31, 2023 and 2022, the Company did not recognize any expenses related to contract costs. The Company had no assets related to costs to obtain contracts as of December 31, 2023 and 2022.
For contract costs related to performance obligations with an amortization period of one year or less, the Company applies the practical expedient to expense these sales commissions when incurred. These costs are recognized as incurred within sales and marketing expenses on the accompanying consolidated statements of operations.
Significant financing components
In certain arrangements, the Company may receive payment from a customer either before or after the performance obligation has been satisfied. Depending on the expected timing difference between the payment and satisfaction of performance obligations, the Company assesses whether a significant financing component exists.
Research and Development (
“
R&D
”
)
The Company incurs various direct costs in relation to the research and development of launch vehicles along with costs to build the facility to test such vehicles and spacecraft. R&D costs consist primarily of production supplies, testing materials, personnel costs (including salaries and benefits), depreciation expense, overhead allocation (consisting of various support and facility costs), stock-based compensation and consulting fees. R&D costs are expensed as incurred. For the years ended December 31, 2023 and 2022, the Company expensed research and development costs of $95.4 million and $140.7 million, respectively.
Stock-Based Compensation
The Company recognizes compensation expense for time-based restricted stock units (“RSUs”) over the requisite service period based on the fair value of RSUs on the date of grant. The fair value of RSUs is the closing market price of the Company’s Class A Common Stock on the date of grant. The Company recognizes compensation expense for time-based stock options and shares issued in connection with the employee stock purchase plan, based on the estimated grant-date fair value determined using the Black-Scholes valuation model over the requisite service period.
Certain stock options include service, market and performance conditions (“performance-based stock options” or “PSO”). The fair value of performance-based stock options is estimated on the date of grant using the Monte Carlo simulation model. Certain RSUs also include service and performance conditions (“performance-based units” or “PSU”). The fair value of performance-based units is the closing market price of a share of the Company’s Class A Common Stock on the date of grant. Awards that include performance conditions are assessed at the end of each reporting period whether those performance conditions are met or probable of being met and involves significant judgment. For performance-based stock options, stock-based compensation expense associated with each tranche is recognized over the longer of (i) the expected achievement period for the operational milestone for such tranche and (ii) the expected achievement period for the related share price milestone determined on the grant date, beginning at the point in time when the relevant operational milestone is considered probable of being achieved. If such operational milestone becomes probable any time after the grant date, the Company will recognize a cumulative catch-up
expense from the grant date to that point in time. If the related share price milestone is achieved earlier than its expected achievement period and the achievement of the related operational milestone, then the stock-based compensation expense will be recognized over the expected achievement period for the operational milestone, which may accelerate the rate at which such expense is recognized. For performance-based units, stock-based compensation expense associated with each tranche is recognized over the longer of the expected performance achievement period of individual performance milestones and the implicit service period when the achievement of each individual performance milestone becomes probable. The Company terminated outstanding PSOs as of June 30, 2023, resulting in a gain of $6.8 million related to the reversal of stock-based compensation recorded for unvested outstanding awards since their grant date.
The Company does not apply an expected forfeiture rate at the time of grant and accounts for forfeitures as they occur. See
Note
10-
— Stock-based Compensation.
Provision for Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740,
Income Taxes
(“ASC 740”). Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between consolidated financial statement carrying amounts and the tax basis of assets and liabilities and net operating loss and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.
The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, no amount of benefit attributable to the position is recognized. The tax benefit to be recognized of any tax position that meets the more likely than not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency.

It is the Company’s policy to include interest and penalties related to unrecognized tax benefits as a component of income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
See Note 11 — Provision for Income Taxes.
Loss per Share
Net loss per share is calculated using the
two-class
method required for participating securities and multiple classes of Common Stock. The dilutive effect of outstanding warrants, RSUs and stock options is computed using the treasury stock method. Diluted earnings (loss) per share excludes all dilutive potential shares if their effect is anti-dilutive. See
Note 12— Loss per Share.
Commitments and Contingencies
The Company accrues for claims and litigation when they are both probable and the amount can be reasonably estimated. Where timing and amounts cannot be reasonably determined, a range is estimated, and the lower end of the range is recorded. Legal costs incurred in connection with loss contingencies are expensed as incurred. See
Note 8 — Commitments and Contingencies.
Recently Issued Accounting Standards Not Yet Adopted
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
(“ASU
2023-07”).
ASU
2023-07
updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. ASU
2023-07
is effective for public companies for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 on a retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and disclosures.
In December 2023, the FASB issued ASU
2023-09
(ASC Topic 740),
 Improvements to Income Tax Disclosures
(“ASU
2023-09”).
This ASU requires disaggregated income tax disclosures on the rate reconciliation and income taxes paid. ASU
2023-09
is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted for annual financial statements not yet issued or made available for issuance. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and disclosures.
In March 2024, the SEC adopted new rules that will require registrants to provide certain climate-related information in their registration statements and annual reports. The rules require information about a registrant’s climate-related risks that are reasonably likely to have a material impact on its business, results of operations, or financial condition. The required information about climate
-related risks will also include disclosure of a registrant’s greenhouse gas emissions. In addition, the rules will require registrants to present certain climate-related financial metrics in their audited financial statements. The Company is currently evaluating the rules and the impact on its future consolidated statements.
Recently Adopted Accounting Guidance
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2020-06,
Debt-Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The Company adopted the ASU on January 1, 2023. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.